Contractual Obligations and Commitments (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Contractual Obligations And Commitments
Standby letters of credit	$ 53,565	$ 53,904
Financial guarantees	$ 51	$ 1,171